Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Property and Equipment, net

7.Property and Equipment, net

Property and equipmesnt consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Office and electronic equipment	6,763	9,157	1,437
Vehicles	1,601	5,289	830
Purchased software	6,124	8,482	1,331
Leasehold improvements	12,982	18,060	2,834
	27,470	40,988	6,432
Accumulated depreciation	(11,876)	(20,345)	(3,193)
	15,594	20,643	3,239

For the years ended December 31, 2019, 2020 and 2021, the Group recorded depreciation expense of RMB3,499, RMB4,828 and RMB9,917 (US$1,556), respectively.